Investment in Equity-Accounted Investees - Summary of Financial Information for Individually Immaterial Associates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of associates [abstract]
Carrying amount of interests in associates	$ 2,070	$ 3,558
Share of profit (loss) of equity-accounted investees	10	34	$ (168)
Company's share of other comprehensive income in associates	0	0	0
Company's share of total comprehensive income (loss) in associates	$ 10	$ 34	$ (168)